Main Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Summary of Main Subsidiaries Interests
As mentioned in notes 5.3 and 21.4, as of December 31, 2020 and 2019, there are non-controlling
interests on certain consolidated entities that are in turn holding companies of relevant operations. The main subsidiaries as of December 31, 2020 and 2019, which ownership interest is presented according to the interest maintained by CEMEX, were as follows:

		% Interest
Subsidiary	Country	2020	2019
CEMEX España, S.A. 1	Spain	99.9	99.9
CEMEX, Inc.	United States of America	100.0	100.0
CEMEX Latam Holdings, S.A. 2	Spain	92.4	73.2
CEMEX (Costa Rica), S.A. 3	Costa Rica	99.2	99.2
CEMEX Nicaragua, S.A. 3	Nicaragua	100.0	100.0
Assiut Cement Company	Egypt	95.8	95.8
CEMEX Colombia, S.A. 4	Colombia	99.7	99.7
Cemento Bayano, S.A. 5	Panama	100.0	100.0
CEMEX Dominicana, S.A.	Dominican Republic	100.0	100.0
Trinidad Cement Limited	Trinidad and Tobago	69.8	69.8
Caribbean Cement Company Limited 6	Jamaica	79.0	79.0
CEMEX de Puerto Rico Inc.	Puerto Rico	100.0	100.0
CEMEX France Gestion (S.A.S.)	France	100.0	100.0
CEMEX Holdings Philippines, Inc. 7	Philippines	77.8	66.8
Solid Cement Corporation 8	Philippines	100.0	100.0
APO Cement Corporation 8	Philippines	100.0	100.0
CEMEX U.K.	United Kingdom	100.0	100.0
CEMEX Deutschland, AG.	Germany	100.0	100.0
CEMEX Czech Republic, s.r.o.	Czech Republic	100.0	100.0
CEMEX Polska sp. Z.o.o.	Poland	100.0	100.0
CEMEX Holdings (Israel) Ltd.	Israel	100.0	100.0
CEMEX Topmix LLC, CEMEX Supermix LLC and CEMEX Falcon LLC 9	United Arab Emirates	100.0	100.0
Neoris N.V. 10	The Netherlands	99.8	99.8
CEMEX International Trading LLC 11	United States of America	100.0	100.0
Transenergy, Inc. 12	United States of America	100.0	100.0

1	CEMEX España is the indirect holding company of most of CEMEX’s international operations.
2
The interest reported excludes own shares held in CLH’s treasury. CLH, incorporated in Spain, trades its ordinary shares in the Colombian Stock Exchange under the symbol CLH, and is the indirect holding company of CEMEX’s operations in Colombia, Panama, Costa Rica, Guatemala, Nicaragua and El Salvador (note 21.4).

3	Represents CEMEX Colombia, S.A.’s direct or indirect interest.
4	Represents CEMEX’s direct and indirect interest in ordinary and preferred shares, including own shares held in CEMEX Colombia, S.A.’s treasury.
5	Represents CLH’s direct and indirect interest. The interest reported excludes a 0.515% interest held in Cemento Bayano’s treasury.
6
Represents the aggregate ownership interest of CEMEX in this entity of 79.04%, which includes TCL’s direct and indirect 74.08% interest and CEMEX’s 4.96% indirect interest held through other subsidiaries.

7
CEMEX’s operations in the Philippines are conducted through CHP, a subsidiary incorporated in the Philippines which since July 2016 trades its ordinary shares on the Philippines Stock Exchange under the symbol CHP (note 21.4)

8	Represents CHP direct and indirect interest.
9	CEMEX indirectly owns a 49% equity interest in each of these entities and holds the remaining 51% of the economic benefits, through agreements with other shareholders.
10	Neoris N.V. is the holding company of the entities involved in the sale of information technology solutions and services.
11	CEMEX International Trading LLC is involved in the international trading of CEMEX’s products.
12	Formerly named Gulf Coast Portland Cement Co., it is engaged in the procurement and trading of fuels, such as coal and petroleum coke, used in certain operations of CEMEX.